ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION
Schedule of principal subsidiaries and VIE

Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities

Subsidiaries:
Luckin Coffee Investment Inc. (“Luckin BVI”)	June 16, 2017	British Virgin Islands	100%	Investment holding
Luckin Coffee (Hong Kong) Limited (“Luckin HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Luckin Coffee Roasting (Hong Kong) Limited (“Luckin Roasting”)	April 12, 2019	Hong Kong	100%	Investment holding
Luckin Coffee Roastery (Hong Kong) Limited (“Luckin Roastery”)	April 30, 2019	Hong Kong	100%	Investment holding
Beijing Luckin Coffee Co., Ltd. (“Beijing Wholly Foreign Owned Enterprise”, or, “Beijing WFOE”) (1) / (2)	October 31, 2017	PRC	100%	Provision of retail services for freshly brewed drinks and pre-made food and beverage items and technical and consultation services
Luckin Investment (Tianjin) Co., Ltd. (“Luckin TJ”) (1) / (5)	December 7, 2017	PRC	100%	Investment holding
Luckin Coffee (China) Co., Ltd. (“Luckin China”) (1) / (2) / (4)	March 28, 2018	PRC	100%	Headquarter
Luckin Coffee Roasting (Pingnan) Co., Ltd. (1)	April 28, 2019	PRC	100%	Manufacture of materials for products

Variable Interest Entity:
Beijing Luckin Coffee Technology Ltd. (“VIE”) (3)	June 14, 2017	PRC		License holder
(1)	Including their subsidiaries, collectively as the “PRC subsidiaries”.
(2)	On July 27, 2018, Beijing WFOE transferred all its 100% equity interest in its subsidiaries to Luckin China.
(3)	Mr. Jinyi Guo and Mr. Gang Wu are nominal shareholders of the VIE, holding 83.33% and 16.67% of the equity interest, respectively.
(4)	As of December 31, 2022, Luckin China had 78 direct and indirect wholly-owned subsidiaries.
(5)	As of December 31, 2022, Luckin TJ had one direct wholly-owned subsidiary.

Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash

	As of December 31,
	2021	2022
	RMB	RMB	US$

Total assets	106,998	6,865	995
Total liabilities	95,488	2,864	415

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Total net revenues	—	—	—	—
Net loss	(15,464)	(22,750)	(23,542)	(3,413)

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$

Net cash (used in)/provided by operating activities	58,819	(58,781)	—	—
Net cash used in investing activities	(47)	—	—	—
Net cash (used in)/ provided by financing activities	—	—	—	—
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	—
Net increase/(decrease) in cash and cash equivalents	58,772	(58,781)	—	—
Cash and cash equivalents and restricted cash at beginning of year	9	58,781	—	—
Cash and cash equivalents and restricted cash at end of year	58,781	—	—	—